Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions
4. Related-Party Transactions
Certain Plan investments are shares of mutual funds or interests in collective investment trusts and a common collective trust fund managed by Fidelity Management and Research Company (“FMR Co.”), an affiliate of FMTC. These transactions qualify as party-in-interest
transactions. Fees paid by the Plan for services provided by FMTC and its related affiliates were $259,498 and $297,617 for the years ended December 31, 2025 and 2024, respectively.
The Plan receives revenue credits from FMTC on a quarterly basis. The revenue credit account can be used to pay Plan expenses or can be allocated to eligible Plan participants as defined in the services agreements with FMTC and its affiliates. Revenue credits earned from this agreement and certain administrative fees are recorded net as other deductions in the statement of changes of net assets available for benefits. During 2025, the Plan received $74,927 of revenue credits and utilized $45,900 to pay Plan expenses; $56,650 remained in the revenue credit account as of December 31, 2025. During 2024, the Plan received $1,923 of revenue credits and utilized $15,994 to pay Plan expenses; $27,623 remained in the revenue credit account at December 31, 2024.
At December 31, 2025 and 2024, the Plan held 112,278 and 128,757 shares, respectively, of common stock of the Company, the Plan Sponsor. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income from the Company’s stock of $33,884 and $38,111, respectively.
Participant notes receivable also qualify as
party-in-interest
transactions.